Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 75,000	$ 75,000	$ 45,000
Allowance for loans receivable	55,000	55,000	55,000
Debt discount on convertible notes payable, former parent		0	43,178
Debt discount on convertible notes payable, current	0	38,918
Debt discount on convertible notes payable, noncurrent	$ 0	0	1,313,259
Debt discount on convertible notes payable, related party		$ 0	$ 233,462
Common stock, no par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	14,285,714	14,285,714	14,285,714
Common stock, shares issued	7,883,089	5,714,464	1,489,686
Common stock, shares outstanding	7,883,089	5,714,464	1,489,686